Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Summary of net rental expense for operating leases
The following table is a summary of the Company’s net rental expense for operating leases for the years ended December 31:

In millions	2016	2015	2014
Minimum rentals	$2,418	$2,317	$2,320
Contingent rentals	35	34	36
	2,453	2,351	2,356
Less: sublease income	(24)	(22)	(21)
	$2,429	$2,329	$2,335

Summary of future minimum lease payments under capital and operating leases
The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2016:

In millions	Capital Leases	Operating Leases(1)
2017	$74	$2,458
2018	72	2,361
2019	71	2,209
2020	71	2,040
2021	70	1,910
Thereafter	956	16,368
Total future lease payments(2)	1,314	$27,346
Less: imputed interest	(666)
Present value of capital lease obligations	$648

(1)	Future operating lease payments have not been reduced by minimum sublease rentals of $176 million due in the future under noncancelable subleases.

(2)
The Company leases pharmacy and clinic space from Target. Amounts related to such capital and operating leases are reflected above. Amounts due in excess of the remaining estimated economic life of the buildings of approximately $1.7 billion are not reflected herein since the estimated economic life of the buildings is shorter than the contractual term of the lease arrangement.